Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities
Income (loss) for the year	$ 1,772	$ (364)
Adjustments for:
Depletion and depreciation	16,359	7,218
Impairment charge (Note 9)	2,017	436
Share-based compensation expense (Note 14)	2,436	1,388
Share of profit of associates (Note 9)	(2,203)	(2,036)
Loss (gain) on revaluation of financial instruments	(769)	5
Interest and finance expenses (Note 12)	478	2,028
Tax expense (Note 13)	4,508	1,321
Other non-cash movements (Note 22)	3,245	(893)
Accounts receivable	5,598	(2,537)
Accounts payable and accrued liabilities	568	(479)
Total cash provided by operating activities before taxes	34,009	6,087
Taxes paid	(3,198)	(1,271)
Total cash provided by operating activities	30,811	4,816
Cash flows from investing activities
Distributions from SLM California (Note 9)	3,126	3,922
Acquisition of royalty interests (Note 8)	(68,697)	(3,241)
Net cash received from the purchase of EMX Royalty Corp. (Note 4)	3,097	0
Proceeds from royalty buy-back (Note 8)	1,913	0
Proceeds from the sale of investments	5,231	3,500
Purchase of Tether Gold cryptocurrency tokens (Note 7)	(1,000)	0
Other movements (Note 22)	5	333
Total cash provided by (used in) investing activities	(56,325)	4,514
Cash flows from financing activities
Interest received	507	198
Interest paid	(408)	(1,979)
Loan repayments (Note 12)	(28,000)	(27,000)
Proceeds from private placement (Note 13 and 18)	100,000	12,763
Share issue costs	(227)	(91)
Proceeds from exercise of options and settlement of PSUs (Note 14)	2,674	0
Finance lease payments	10	0
Total cash provided by (used in) financing activities	74,556	(16,109)
Effect of exchange rate changes on cash and cash equivalents	(353)	(54)
Change in cash and cash equivalents	48,689	(6,833)
Cash and cash equivalents, beginning	4,454	11,287
Cash and cash equivalents, ending	$ 53,143	$ 4,454